INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
Finite-Lived Intangible Assets
	As of December 31, 2014
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	3,732	(2,073)	1,659
Domain name use right	1,550	(543)	1,007
Revenue sharing agreement	2,549	(1,098)	1,451
Customer relationship	14,855	(4,613)	10,242
Non-compete agreement	686	(176)	510
User base	5,311	(3,757)	1,554
Technology	14,921	(3,954)	10,967
Game	2,108	(629)	1,479
Licenses	2,435	(968)	1,467
Trademark	3,808	(254)	3,554
Total	51,955	(18,065)	33,890

	As of December 31, 2013
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	2,969	(1,056)	1,913
Domain name use right	1,550	(388)	1,162
Revenue sharing agreement	2,559	(533)	2,026
Customer relationship	6,479	(903)	5,576
Non-compete agreement	361	(87)	274
User base	2,509	(1,812)	697
Technology	6,889	(1,121)	5,768
Game	197	(197)	—
Licenses	1,230	(113)	1,117
Total	24,743	(6,210)	18,533

Acquired Finite-Lived Intangible Assets by Major Class
Estimated weighted average useful life
Revenue sharing agreement	6.0 years
Customer relationships	4.1 years
Non-compete agreement	6.0 years
User base	1.8 years
Technology	6.7 years
Game	2.9 years
Software	1.5 years
Trademark	10.0 years
License	2.8 years

Future Amortization Expense of Finite-Lived Intangible Assets
Amount
US$
For the year ending
2015	11,398
2016	10,114
2017	6,090
2018	3,281
2019	1,105
2020 and thereafter	1,902
Total	33,890